Earnings per Share and Stock-Based Compensation (Tables)	9 Months Ended
Jul. 31, 2013
Schedule of Performance Based Options and Performance Based Restricted Stock Units

Activity related to performance based options and performance based restricted stock units for the nine months ended July 31, 2013 is as follows:

	Performance Based Options	Performance Based Restricted Stock Units
Non-vested, October 31, 2012	856,000	7,929,375
Granted	—	6,250,000
Vested	—	—
Canceled	(168,000)	(2,141,093)

Non-vested, July 31, 2013	688,000	12,038,282

Changes in Restricted Stock

Changes in restricted stock for the nine months ended July 31, 2013 are as follows:

Shares
Outstanding, October 31, 2012	801,667
Granted	105,000
Vested	(685,000)
Forfeited	(26,667)

Outstanding, July 31, 2013	195,000